Headline earnings	6 Months Ended
Jun. 30, 2023
Disclosure of earnings per share [Notes] [Abstract]
Headline earnings	Headline earnings (3)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2023	2022	2022
	Unaudited	Unaudited	Audited
US Dollar million	Restated (4)	Restated (4)	Restated (4)

The profit (loss) attributable to equity shareholders has been adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders	(39)	302	233
Impairment on tangible assets and right of use assets	92	—	315
Taxation on impairment of tangible assets and right of use assets	(21)	—	(60)
Derecognition of assets	38	1	4
Taxation on derecognition of assets	(6)	—	—
(Profit) loss on disposal of tangible assets	(4)	1	(4)
Impairment (reversal) on equity-accounted investments	1	—	1
Headline earnings (loss)	61	304	489

Headline earnings (loss) per ordinary share (US cents) (1)	14	72	116
Diluted headline earnings (loss) per ordinary share (US cents) (2)	14	72	116

(1) Calculated on the basic weighted average number of ordinary shares.
(2) Calculated on the diluted weighted average number of ordinary shares.
(3) Headline earnings and headline earnings per share disclosure has been included due to Johannesburg Stock Exchange requirements.
(4) Comparative periods have been retrospectively restated. Refer to note 1.1.

Number of shares
Ordinary shares	419,107,901	418,045,117	418,260,476
Fully vested options	1,710,644	1,949,302	1,936,586
Weighted average number of shares	420,818,545	419,994,419	420,197,062
Dilutive potential of share options	—	68,524	672,804
Dilutive weighted average number of ordinary shares	420,818,545	420,062,943	420,869,866